Lease	6 Months Ended
Sep. 30, 2021
Lease [Abstract]
LEASE
6.	LEASE

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to the Company’s office facilities. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the term. The Company’s current lease does not include rental escalation clauses, renewal options and/or termination options. If such options exist, the Company will factor these considerations into the Company’s determination of lease payments when appropriate. As of September 30, 2021, the Company had no outstanding finance lease.

As of September 30, 2021, the weighted average remaining lease term was 3.46 years and weighted average discount rate was 5% for the Company’s operating leases.

Operating lease cost for the six months ended September 30, 2021 was $45,913 The Company did not incur cost of short-term contracts. There was no variable lease cost during the six months ended September 30, 2021. For the six months ended September 30, 2021, no lease cost was capitalized.

Future lease payments under operating leases as of September 30, 2021 were as follows:

September 30, 2021

2022	$155,977
2023	137,377
2024	128,059
2025	25,555
2026	25,555
Thereafter	17,037
Total future lease payments	$489,560

Less: Imputed interest	100,195
Total lease liability balance	$389,365

In February 2019, the Company ended its prior lease agreement and moved to a new office location, for which it entered into a two-year lease (“2019 lease”) that expired on January 31, 2021. The Company paid $62,570 as a security deposit for the 2019 lease.

In July 2020, the Company ended the 2019 lease and moved to a new office location, for which it entered into a two-year lease that will expire on July 3, 2022.

In May 2021, the Company entered into two lease agreements that will expire in July 2022 and May 2027, respectively.

In September 2021, the Company entered into a three-year lease agreement that will expire in August 2024.